Provisions Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Bonus accrual	€ 22,396	€ 22,881
Accrued vacation	13,904	12,354
Provisions to address the risk of a potential divergent interpretation of selected contracts by the tax authorities	2,139	0
Earn-out provision	1,103	€ 6,381
Decrease in earn-out provision relating to reclassification	€ 3,571